Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollar per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, par value (in dollar per share)	$ 0.0001
Common shares, shares authorized	800,000,000
Common shares, shares issued	119,999,989
Common shares, shares outstanding	119,999,989
Common Class A [Member]
Temporary equity, par value (in dollar per share)	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	1,502,180	34,500,000
Temporary equity, redemption price (In Dollar per share)	$ 11.10	$ 10.34
Common shares, par value (in dollar per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares issued	13,433,333	1,450,000
Common shares, shares outstanding	13,433,333	1,450,000
Common Class B [Member]
Common shares, par value (in dollar per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	0	11,983,333
Common shares, shares outstanding	0	11,983,333